DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of future principal payments

Future payments on the equipment lease financing are as follows:

For the twelve months ended September 30,	Amount
2017	$258,541
2018	76,042
2019	3,802
Total equipment lease financing payments	$338,385

Future principal payments on the $506,944 equipment lease financing are as follows:

December 31, 2015
2016	258,541
2017	258,542
2018	15,208
Total equipment lease financing payments	532,291
Current equipment lease financing	258,541
Less: Amount representing interest	(18,068)
Current equipment lease financing, net	240,473
Long-term equipment lease financing	273,750
Less: Amount representing interest	(7,279)
Equipment lease financing, less current portion, net	$266,471

Schedule of equipment lease financing

As of September 30, 2016	Amount
Current equipment lease financing payments	$258,541
Less: Amount representing interest	(9,747)
Current equipment lease financing, net	$248,794
Long-term equipment lease financing payments	$79,844
Less: Amount representing interest	(1,022)
Long-term equipment lease financing, net	$78,822